Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2023	Dec. 12, 2023	Dec. 31, 2022	Jul. 22, 2022	Dec. 31, 2021	Sep. 16, 2021	May 20, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 29, 2019	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017	Sep. 22, 2017	Dec. 31, 2016	May 02, 2016	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2014
C000229902
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000229903
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000226491
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000226492
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000226493
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000226494
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000246877
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000246876
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000205541
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000205542
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000205543
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000205544
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043866
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043865
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090442
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090441
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090446
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090445
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090444
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090443
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000247618
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247620
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 10,888	$ 10,000
C000247619
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000247623
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247621
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000247622
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000247626
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247628
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 10,670	10,000
C000247627
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000247630
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247632
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 10,352	10,000
C000247629
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000247634
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247635
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 10,032	10,000
C000247636
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000247638
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247640
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 10,661	10,000
C000247637
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000247643
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247641
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 10,693	10,000
C000247642
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000131266
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000131265
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000247647
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247645
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 11,949	10,000
C000247648
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000247652
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000247650
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Account Value	$ 10,667	10,000
C000247649
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class II
C000086779
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class II
C000086780
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class II
C000086781
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class II
C000086782
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class II
C000086783
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class II
C000110363
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000110362
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000110365
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000110364
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000117545
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000117544
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043353
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043352
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007727
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007726
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000211425
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000211424
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000124875
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000124874
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000167348
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000167347
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000087493
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000087492
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000046810
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000046809
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000167352
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000167351
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007723
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007722
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043860
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043859
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000236984
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000236983
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000131268
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000131267
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000153125
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000153124
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099225
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000099224
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007733
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007732
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000153123
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000153122
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099223
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000099222
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000124879
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000124878
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043868
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043867
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000062038
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000062037
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000062035
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000062036
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000062032
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000062031
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000062034
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000062033
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007713
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007712
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007717
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007716
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007715
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007714
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000131273
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000131274
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000241300
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000241301
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000087497
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000087496
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 13,445		$ 10,835		$ 8,570		$ 10,636	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 13,445		10,835		8,570		10,636	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 14,380		11,588		9,165		11,375		$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 14,380		11,588		9,165		11,375		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 14,380		11,588		9,165		11,375		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 14,380		11,588		9,165		11,375		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 12,800		10,315	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 12,800		10,315	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 23,373		18,835		14,897		18,490			$ 14,700	$ 12,158		$ 9,265	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 23,373		18,835		14,897		18,490			14,700	12,158		9,265	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 23,373		18,835		14,897		18,490			14,700	12,158		9,265	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 23,373		18,835		14,897		18,490			14,700	12,158		9,265	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		$ 13,753		$ 11,321		$ 10,069		$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 31,937		25,736		20,355		25,264			20,085	16,613		12,660		13,334		10,977	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 11,611	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 25,710		20,718		16,387		20,338			16,169	13,374		10,192		10,734	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 11,611	9,999
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,458	9,999
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717		16,017		13,660		16,121			14,370	13,252		10,797		12,611		10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 10,216	10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717		16,017		13,660		16,121			14,370	13,252		10,797		12,611		10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 11,611	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 11,611	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 11,611	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 11,611	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Global Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Index
Account Value	$ 23,601		20,292		16,697		20,440			17,351	14,949		11,842		13,132		10,601		9,796		10,000
Lincoln National Corp. Index: Morningstar Global Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Index
Account Value	$ 23,601		20,292		16,697		20,440			17,351	14,949		11,842		13,132		10,601		9,796		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 16,587		15,772		13,646		16,273			15,010	13,502		11,107		12,941		10,160		9,635		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 21,299		17,164		13,575		16,849			13,395	11,079	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 21,299		17,164		13,575		16,849			13,395	11,079	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,959		10,812		10,266		11,799			11,992	11,156		10,268		10,254		9,917	10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,959		10,812		10,266		11,799			11,992	11,156		10,268		10,254		9,917	10,000
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Core Bond Index
Account Value	$ 9,796		9,982		9,491		11,489			12,187	11,166		10,475		10,589		9,894		9,687		10,000
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Core Bond Index
Account Value	$ 9,796		9,982		9,491		11,489			12,187	11,166		10,475		10,589		9,894		9,687		10,000
Lincoln National Corp. Index: Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets Index
Account Value	$ 24,978		21,249		17,287		21,162			17,546	15,167		11,909		13,133		10,721		9,934		10,000
Lincoln National Corp. Index: Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets Index
Account Value	$ 24,978		21,249		17,287		21,162			17,546	15,167		11,909		13,133		10,721		9,934		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,959		10,812		10,266		11,799			11,992	11,156		10,268		10,254		9,917	10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,959		10,812		10,266		11,799			11,992	11,156		10,268		10,254		9,917	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 15,303		12,332		9,754	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 15,303		12,332		9,754	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 15,236		14,488		12,534		14,947			13,788	12,402		10,202		11,887		9,332		8,850	$ 10,000
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 15,236		14,488		12,534		14,947			13,788	12,402		10,202		11,887		9,332		8,850	10,000
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 16,587		15,772		13,646		16,273			15,010	13,502		11,107		12,941		10,160		9,635		10,000
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 16,587		15,772		13,646		16,273			15,010	13,502		11,107		12,941		10,160		9,635		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,198		25,947		20,522		25,471			20,250	16,749		12,764		13,443		11,066		9,842	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,198		25,947		20,522		25,471			20,250	16,749		12,764		13,443		11,066		9,842	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets Index
Account Value	$ 24,978		21,249		17,287		21,162			17,546	15,167		11,909		13,133		10,721		9,934		10,000
Lincoln National Corp. Index: Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets Index
Account Value	$ 24,978		21,249		17,287		21,162			17,546	15,167		11,909		13,133		10,721		9,934		10,000
Lincoln National Corp. Index: Morningstar Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Index
Account Value	$ 15,300		14,293		12,817		15,682			15,735	13,289		11,250		13,009		9,600		8,651		10,000
Lincoln National Corp. Index: Morningstar Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Index
Account Value	$ 15,300		14,293		12,817		15,682			15,735	13,289		11,250		13,009		9,600		8,651		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717		16,017		13,660		16,121			14,370	13,252		10,797		12,611		10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717		16,017		13,660		16,121			14,370	13,252		10,797		12,611		10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941		26,545		20,995		26,058			20,717	17,135		13,058		13,753		11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401		11,248		10,680		12,275			12,476	11,606		10,682		10,668		10,318		10,062		10,000
Lincoln National Corp. Index: Invesco QQQ TrustSM, Series 1
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco QQQ Trust℠, Series 1
Account Value	$ 13,676		10,955		7,123		10,643	10,000
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond 0-1 Year Index
Account Value	$ 11,103		10,555		10,047		9,995	10,000
Lincoln National Corp. Index: Invesco QQQ TrustSM, Series 1
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco QQQ Trust℠, Series 1
Account Value	$ 13,676		10,955		7,123		10,643	10,000
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond 0-1 Year Index
Account Value	$ 11,103		10,555		10,047		9,995	$ 10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,941		11,951		9,463		11,556		10,000
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond 0-1 Year Index
Account Value	$ 11,103		10,555		10,047		9,995		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,941		11,951		9,463		11,556		10,000
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond 0-1 Year Index
Account Value	$ 11,103		10,555		10,047		9,995		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,941		11,951		9,463		11,556		10,000
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond 0-1 Year Index
Account Value	$ 11,103		10,555		10,047		9,995		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,941		11,951		9,463		11,556		10,000
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond 0-1 Year Index
Account Value	$ 11,103		10,555		10,047		9,995		$ 10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 12,851		9,999	10,000
Lincoln National Corp. Index: Lincoln Opportunistic Hedged Equity Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Lincoln Opportunistic Hedged Equity Composite
Account Value	$ 11,900		10,186	10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 12,851		9,999	10,000
Lincoln National Corp. Index: Lincoln Opportunistic Hedged Equity Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Lincoln Opportunistic Hedged Equity Composite
Account Value	$ 11,900		10,186	$ 10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,755		19,078		15,078		18,644			14,744	12,189		9,274	10,000
Lincoln National Corp. Index: Global Aggressive Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Global Aggressive Growth Blended Composite
Account Value	$ 17,387		15,454		13,093		15,692			13,691	11,806		9,554	10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,755		19,078		15,078		18,644			14,744	12,189		9,274	10,000
Lincoln National Corp. Index: Global Aggressive Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Global Aggressive Growth Blended Composite
Account Value	$ 17,387		15,454		13,093		15,692			13,691	11,806		9,554	10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,755		19,078		15,078		18,644			14,744	12,189		9,274	10,000
Lincoln National Corp. Index: U.S. Aggressive Allocation Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Aggressive Allocation Blended Composite
Account Value	$ 19,545		16,681		13,912		16,885			14,187	11,917		9,448	10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,755		19,078		15,078		18,644			14,744	12,189		9,274	10,000
Lincoln National Corp. Index: U.S. Aggressive Allocation Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Aggressive Allocation Blended Composite
Account Value	$ 19,545		16,681		13,912		16,885			14,187	11,917		9,448	$ 10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152		35,358		24,782		34,971			27,408	19,790		14,510		14,733		11,314		9,999		10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152		35,358		24,782		34,971			27,408	19,790		14,510		14,733		11,314		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Balanced Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Allocation Composite
Account Value	$ 19,455		17,598		15,171		17,850			15,901	14,057		11,706		12,255		10,663		10,075		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Balanced Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Allocation Composite
Account Value	$ 19,455		17,598		15,171		17,850			15,901	14,057		11,706		12,255		10,663		10,075		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Income Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Income Allocation Composite
Account Value	$ 17,010		15,700		13,919		16,273			15,029	13,402		11,488		11,773		10,616		10,083		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Income Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Income Allocation Composite
Account Value	$ 17,010		15,700		13,919		16,273			15,029	13,402		11,488		11,773		10,616		10,083		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: Growth Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite
Account Value	$ 20,437		18,371		15,640		18,450			16,193	14,304		11,759		12,474		10,657		10,065		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: Growth Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite
Account Value	$ 20,437		18,371		15,640		18,450			16,193	14,304		11,759		12,474		10,657		10,065		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,951		26,356		20,870		25,486			19,802	16,725		12,720		13,303		10,919	9,999
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 11,642	9,999
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803		24,408		19,392		26,463			23,475	17,314		12,780		13,418		10,711		9,980		10,000
Lincoln National Corp. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,933		19,601		15,573		21,251			18,852	13,904		10,263		10,775	$ 9,999
Lincoln National Corp. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803		24,408		19,392		26,463			23,475	17,314		12,708		13,418		10,711		9,980		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,862	10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: Bloomberg U.S. Treasury U.S.TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury U.S.TIPS Index
Account Value	$ 12,481		12,256		11,796		13,381			12,629	11,378		10,494		10,628		10,318		9,856		10,000
Lincoln National Corp. Index: Bloomberg U.S. Treasury U.S.TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury U.S.TIPS Index
Account Value	$ 10,354	10,000
Lincoln National Corp. Index: Bloomberg U.S. Treasury U.S.TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury U.S.TIPS Index
Account Value	$ 12,481		12,256		11,796		13,381			12,629	11,378		10,494		10,628		10,318		9,856		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598		15,987		13,521		15,805			14,205	13,176		10,798		12,526		10,018		9,919		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 10,103	9,999
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598		15,987		13,521		15,805			14,205	13,176		10,798		12,526		10,018		9,919		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,862	9,999
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798		19,278		17,104		19,443			15,150	14,433		11,359		12,951		11,426		9,522		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,917	9,999
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798		19,278		17,104		19,443			15,150	14,433		11,359		12,951		11,426		9,522		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798		19,278		17,104		19,443			15,150	14,433		11,359		12,951		11,426		9,522		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798		19,278		17,104		19,443			15,150	14,433		11,359		12,951		11,426		9,522		10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152		35,358		24,782		34,971			27,408	19,790		14,510		14,733		11,314		9,999		10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 12,299	9,999
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152		35,358		24,782		34,971			27,408	19,790		14,510		14,733		11,314		9,999		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,862	$ 9,999
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: MSCI All Country World Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net dividends)
Account Value	$ 24,184		20,584		16,844		20,633			17,407	14,973		11,827		13,056		10,532		9,764		10,000
Lincoln National Corp. Index: MSCI All Country World Small Cap Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index (net dividends)
Account Value	$ 20,159		18,724		16,026		19,704			16,973	14,590		11,705		13,672		11,043		9,896		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		9,999		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		9,999		10,000
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net dividends)
Account Value	$ 15,985		15,147		13,101		15,597			14,466	13,073		10,759		12,538		9,858		9,434		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Balanced Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Composite
Account Value	$ 17,635		16,236		14,307		16,862			15,487	13,583		11,494		11,968		10,626		9,997		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Balanced Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Composite
Account Value	$ 17,635		16,236		14,307		16,862			15,487	13,583		11,494		11,968		10,626		9,997		10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560		26,953		21,302		26,340			20,830	17,220		13,102		13,761		11,308		10,092		10,000
Lincoln National Corp. Index: Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Blended Composite
Account Value	$ 20,121		18,119		15,564		18,543			16,473	14,269		11,725		12,473		10,695		9,941		10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560		26,953		21,302		26,340			20,830	17,220		13,102		13,761		11,308		10,092		10,000
Lincoln National Corp. Index: Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Blended Composite
Account Value	$ 20,121		18,119		15,564		18,543			16,473	14,269		11,725		12,473		10,695		9,941		10,000
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Account Value	$ 11,614		11,215		10,717		11,338			11,463	10,963		10,482		10,330		10,228		10,103		10,000
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Account Value	$ 11,614		11,215		10,717		11,338			11,463	10,963		10,482		10,330		10,228		9,999		10,000
Lincoln National Corp. Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 21,772		18,906		15,933		21,636			21,040	15,628		12,163		13,411		10,978		9,862		10,000
Lincoln National Corp. Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 21,772		18,906		15,933		21,636			21,040	15,628		12,163		13,411		10,978		9,862		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,953		17,560		13,905		16,980			13,193	11,143	10,000
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Global Allocation Composite
Account Value	$ 14,482		13,259		11,462		13,587			12,326	10,802	9,999
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,953		17,560		13,905		16,980			13,193	11,143	10,000
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Global Allocation Composite
Account Value	$ 14,482		13,259		11,462		13,587			12,326	9,999	$ 10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Global Allocation Composite
Account Value	$ 18,487		16,926		14,632		17,345			15,735	13,790		11,613		12,169		10,513		9,917		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Global Allocation Composite
Account Value	$ 18,487		16,926		14,632		17,345			15,735	13,790		11,613		12,169		10,513		9,917		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,992		10,857		10,288		11,827			12,012	11,173		10,277		10,276		9,925	10,000
Lincoln National Corp. Index: BlackRock Global Growth ETF Alloc Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Global Growth ETF Alloc Composite
Account Value	$ 18,715		16,834		14,927		17,367			15,419	13,926		11,625		11,949		10,379	10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,992		10,857		10,288		11,827			12,012	11,173		10,277		10,276		9,925	10,000
Lincoln National Corp. Index: BlackRock Global Growth ETF Alloc Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Global Growth ETF Alloc Composite
Account Value	$ 18,715		16,834		14,927		17,367			15,419	13,926		11,625		11,949		10,379	10,000
Lincoln National Corp. Index: Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Account Value	$ 13,169		12,786		12,115		12,755			12,072	11,407		10,742		10,659		10,412		9,968		10,000
Lincoln National Corp. Index: Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Account Value	$ 13,169		12,786		12,115		12,755			12,072	11,407		10,742		10,659		10,412		9,968		10,000
Lincoln National Corp. Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Account Value	$ 12,467		12,351		11,262		15,033			11,923	13,107		10,752		11,394		10,324		9,921		10,000
Lincoln National Corp. Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Account Value	$ 12,467		12,351		11,262		15,033			11,923	13,107		10,752		11,394		10,324		9,921		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,992		10,857		10,288		11,827			12,012	11,173		10,277		10,276		9,925	10,000
Lincoln National Corp. Index: BlackRock U.S. Growth ETF Alloc Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock U.S. Growth ETF Alloc Composite
Account Value	$ 21,166		18,681		16,376		19,091			16,500	14,570		11,893		12,200		10,675	10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,992		10,857		10,288		11,827			12,012	11,173		10,277		10,276		9,925	10,000
Lincoln National Corp. Index: BlackRock U.S. Growth ETF Alloc Composite
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock U.S. Growth ETF Alloc Composite
Account Value	$ 21,166		18,681		16,376		19,091			16,500	14,570		11,893		12,200		10,675	$ 10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152		35,358		24,782		34,971			27,408	19,790		14,510		14,733		11,314		10,567		10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152		35,358		24,782		34,971			27,408	19,790		14,510		14,733		11,314		9,999		10,000
Lincoln National Corp. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803		24,408		19,392		26,463			23,475	17,314		12,780		13,418		10,711		9,980		10,000
Lincoln National Corp. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803		24,408		19,392		26,463			23,475	17,314		12,780		13,418		10,711		9,980		10,000
Lincoln National Corp. Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,190		11,281		9,840	10,000
Lincoln National Corp. Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,190		11,281		9,840	$ 10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: MSCI World ex USA Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net dividends)
Account Value	$ 15,415		14,723		12,484		14,565			12,932	12,020		9,813		11,423		9,197		8,951	10,000
Lincoln National Corp. Index: MSCI World ex USA Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net dividends)
Account Value	$ 15,415		14,723		12,484		14,565			12,932	12,020		9,813		11,423		9,197		8,951	10,000
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net dividends)
Account Value	$ 15,985		15,147		13,101		15,597			14,466	13,073		10,759		12,538		9,858		9,434		10,000
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net dividends)
Account Value	$ 15,985		15,147		13,101		15,597			14,466	13,073		10,759		12,538		9,858		9,434		10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604		26,334		20,907		25,877			20,593	17,035		13,002		13,721		11,327		10,048		10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604		26,334		20,907		25,877			20,593	17,035		13,002		13,721		11,327		10,048		10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,883		25,752		20,445		25,305			20,138	16,658		12,714		13,418		11,077		9,826	10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,883		25,752		20,445		25,305			20,138	16,658		12,714		13,418		11,077		9,826	$ 10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604		26,334		20,907		25,877			20,593	17,035		13,002		13,721		11,327		10,048		10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604		26,334		20,907		25,877			20,593	17,035		13,002		13,721		11,327		10,048		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: MSCI World Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net dividends)
Account Value	$ 25,812		21,751		17,571		21,465			17,621	15,203		11,908		13,045		10,657		9,913		10,000
Lincoln National Corp. Index: MSCI World Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net dividends)
Account Value	$ 25,812		21,751		17,571		21,465			17,621	15,203		11,908		13,045		10,657		9,913		10,000
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net dividends)
Account Value	$ 14,293		13,295		12,105		15,149			15,544	13,139		11,095		12,987		9,460		8,508		10,000
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net dividends)
Account Value	$ 14,293		13,295		12,105		15,149			15,544	13,139		11,095		12,987		9,460		8,508		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598		15,987		13,521		15,805			14,205	13,176		10,798		12,526		10,018		9,919		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598		15,987		13,521		15,805			14,205	13,176		10,798		12,526		10,018		9,919		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254		27,399		21,696		26,494			20,585	17,386		13,223		13,829		11,351		10,138		10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223		19,028		16,273		20,453			17,813	14,849		11,830		13,294		11,595		9,559		10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223		19,028		16,273		20,453			17,813	14,849		11,830		13,294		11,595		9,559		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Conservative Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Blended Composite
Account Value	$ 16,459		15,333		13,683		16,040			14,966	13,236		11,367		11,714		10,603		10,033		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Conservative Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Blended Composite
Account Value	$ 16,459		15,333		13,683		16,040			14,966	13,236		11,367		11,714		10,603		10,033		10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560		26,953		21,302		26,340			20,830	17,220		13,102		13,761		11,308		10,092		10,000
Lincoln National Corp. Index: Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Blended Composite
Account Value	$ 20,121		18,119		15,564		18,543			16,473	14,269		11,725		12,473		10,695		9,941		10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560		26,953		21,302		26,340			20,830	17,220		13,102		13,761		11,308		10,092		10,000
Lincoln National Corp. Index: Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Blended Composite
Account Value	$ 20,121		18,119		15,564		18,543			16,473	14,269		11,725		12,473		10,695		9,941		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Moderate Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Blended Composite
Account Value	$ 18,905		17,191		14,962		17,746			16,039	13,948		11,628		12,231		10,663		9,956		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		10,055		10,000
Lincoln National Corp. Index: Moderate Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Blended Composite
Account Value	$ 18,905		17,191		14,962		17,746			16,039	13,948		11,628		12,231		10,663		9,956		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: LVIP Invesco Select Equity Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	LVIP Invesco Select Equity Income Composite
Account Value	$ 20,807		18,518		16,742		18,269			15,109	14,424		11,637		12,512		11,153		9,685		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580		19,743		17,713		19,157			15,306	14,890		11,767		12,827		11,285		9,617		10,000
Lincoln National Corp. Index: LVIP Invesco Select Equity Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	LVIP Invesco Select Equity Income Composite
Account Value	$ 20,807		18,518		16,742		18,269			15,109	14,424		11,637		12,512		11,153		9,685		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291		10,699		12,299			12,492	11,620		10,688		10,687		10,321		9,999		10,000
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,408		15,164		13,364		15,051			14,287	13,469		11,773		12,046		11,207		9,539		10,000
Lincoln National Corp. Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,546		15,293		13,481		15,178			14,419	13,470		11,783		12,033		11,194		9,557		10,000
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,408		15,164		13,364		15,051			14,287	13,469		11,773		12,046		11,207		9,539		10,000
Lincoln National Corp. Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,546		$ 15,293		$ 13,481		$ 15,178			$ 14,419	$ 13,470		$ 11,783		$ 12,033		$ 11,194		$ 9,557		$ 10,000